Cover	Oct. 15, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	FIRST HORIZON CORP
Entity Incorporation, State or Country Code	TN
Entity File Number	001-15185
Entity Tax Identification Number	62-0803242
Entity Address, Address Line One	165 Madison Avenue
Entity Address, City or Town	Memphis,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	523-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000036966
Amendment Flag	false
$0.625 Par Value Common Capital Stock
Document Information [Line Items]
Title of 12(b) Security	$0.625 Par Value Common Capital Stock
Trading Symbol	FHN
Security Exchange Name	NYSE
Depository Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series E
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol	FHN PR E
Security Exchange Name	NYSE
Depository Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series F
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol	FHN PR F
Security Exchange Name	NYSE
Depository Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series H
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in
Trading Symbol	FHN PR H
Security Exchange Name	NYSE